Financial Instruments and Risk Management (Tables)	3 Months Ended
Jan. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of January 31, 2024, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance January 31, 2024
Short-term investment	$86,668	$–	$–	$86,668
Derivative warrants liability	–	–	4,201,370	4,201,370
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2023
Short-term investment	$86,112	$–	$–	$86,112
Derivative warrants liability	–	–	4,310,379	4,310,379

Schedule of Foreign Currency Exchange Risk on Net Working Capital	The following table indicates the impact of foreign currency exchange risk on net working capital as of January 31, 2024.
Cash and cash equivalents	$255,931
Other receivables	44,932
Accounts payable and accrued liabilities	(306,147)
Due to related parties	(152,100)
Total foreign currency financial assets and liabilities	$(157,384)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(15,738)

Schedule of Contractual Maturities of Financial Liabilities	The following amounts are the contractual maturities of financial liabilities as of January 31, 2024 and October 31, 2023:
January 31, 2024	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$608,520	$608,520	$–
Due to related parties	152,100	152,100	–
Lease liability	94,214	63,707	30,507
	$854,834	$824,327	$30,507
October 31, 2023	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$617,004	$617,004	$–
Due to related parties	42,433	42,433	–
	$659,437	$659,437	$–